Goodwill and Intangible Assets - Goodwill and Intangible Assets (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Goodwill And Intangible Assets [Line Items]
Goodwill, Beginning Balance	150	146
Amortization, Goodwill	0	0
Foreign exchange impact, Goodwill	14	10
Goodwill, Ending Balance	164	150
Cost, Beginning Balance	22	24
Foreign exchange adjustment for finite lived intangible assets	1
Cost, Ending Balance	22	22
Intangible assets Accumulated amortization, Beginning Balance	(10)	(9)
Amortization of intangible assets	(1)	(1)
Foreign exchange adjustment for finite lived intangible assets	1
Intangible assets Accumulated amortization, Ending Balance	(10)	(10)
Finite-Lived Intangible Assets, Net, Total	12	15
Amortization of intangible assets	(1)	(1)
Foreign exchange adjustment for finite lived intangible assets	1
Finite-Lived Intangible Assets, Net, Total	12	12
Railroad Transportation Equipment [Member]
Schedule Of Goodwill And Intangible Assets [Line Items]
Impairment of finite lived intangible assets		(2)
Impairment of finite lived intangible assets		(2)